Business Segments (Reconciliation Of Operating Profit (Loss) From Segments To Consolidated Statements Of Income) (Detail) (JPY ¥)	6 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating profit	¥ 722,300,000,000	¥ 801,100,000,000
Credit (provision) for credit losses	60,229,000,000	(80,012,000,000)
Foreign exchange gains (losses)-net	(35,659,000,000)	76,616,000,000
Trading account profits (losses)-net	(192,113,000,000)	301,785,000,000
Equity in earnings (losses) of equity method investees-net	87,151,000,000	10,032,000,000
Income before income tax expense	530,411,000,000	683,604,000,000
Reconciliation [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating profit	722,000,000,000	801,000,000,000
Credit (provision) for credit losses	60,000,000,000	(80,000,000,000)
Foreign exchange gains (losses)-net	(15,000,000,000)	46,000,000,000
Trading account profits (losses)-net	(354,000,000,000)	162,000,000,000
Equity investment securities gains (losses)-net	59,000,000,000	(98,000,000,000)
Debt investment securities losses-net	(4,000,000,000)	(139,000,000,000)
Equity in earnings (losses) of equity method investees-net	87,000,000,000	10,000,000,000
Other-net	(25,000,000,000)	(18,000,000,000)
Income before income tax expense	¥ 530,000,000,000	¥ 684,000,000,000